NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2014
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Formation
Nordic American Offshore Ltd (“NAO” or “The Company”) was formed on October 17, 2013, under the laws of The Marshall Islands. As of December 31, 2014 the Company consists of NAO and the subsidiaries Nordic American Offshore (UK) Ltd, incorporated in the United Kingdom, and Blue Power Ltd, incorporated on the Island of Bermuda.

On November 22, 2013, the Company completed a private placement of 16,666,666 common shares, issued at $15 per share, and was listed on the Norwegian Over the Counter (“OTC”) Market on November 27, 2013, under the symbol “NAO”.

On June 12, 2014, the Company was successfully listed on the New York Stock Exchange (“NYSE”), under the Symbol “NAO”. After the listing on NYSE shares traded on the OTC were transferred to NYSE, and trade on the OTC discontinued.

The Company owns and operates Platform Supply Vessels (“PSV”) in the North Sea.

The Company’s Fleet
The Company’s fleet consists of six PSVs in operation, and four to be delivered in 2015.

Vessel Name	Yard	Year Built	Delivered to NAO (Expected delivery to NAO)
NAO Fighter	Ulstein	2012	January 2014
Blue Prosper*	Ulstein	2012	January 2014
Blue Power*	Ulstein	2013	January 2014
NAO Thunder	Ulstein	2013	December 2013
NAO Guardian	Ulstein	2013	December 2013
NAO Protector	Ulstein	2013	December 2013
NAO Storm	Ulstein	2014	January 2015
Blue Viking*	Ulstein	2014	January 2015
NAO Horizon	Vard		Third quarter 2015
NAO Galaxy	Vard		Third quarter 2015

* To be renamed to NAO Prosper, NAO Power and NAO Viking